Interest-bearing loans and borrowings - Narrative (Details) - Vessels - Suezmaxes Marlin Sardinia and Marlin Somerset $ in Millions	Jun. 24, 2022 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Number of vessels with extended time charter agreements | vessel	2
Time charter agreements, extended period	12 months
Lease liabilities | $	$ 13.4